Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 36,668	$ 14,938	$ 151,976	$ 107,518	$ 76,434
China and Asia & Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue	33,242	12,484
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,751	2,327
USA [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 675	$ 127